Cover	Dec. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2025
Entity File Number	000-56529
Entity Registrant Name	Loan Artificial Intelligence Corp.
Entity Central Index Key	0001594968
Entity Tax Identification Number	45-4895104
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1113 Tower 2, Lippo Centre
Entity Address, Address Line Two	89 Queensway
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
Country Region	+852
City Area Code	3703
Local Phone Number	6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false